Long-Term Debt - Long-term Debt Denominated by Currencies (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long-term Debt	$ 1,301	$ 1,159
U.S. dollar [Member]
Debt Instrument [Line Items]
Long-term Debt	689	694
Euro [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 612	$ 465